Goodwill and Intangible Assets (Schedule Of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Dec. 27, 2013
Goodwill [Roll Forward]
Beginning balance	$ 507.5	$ 532.0
Acquisitions	24.5
Ending balance	532.0	532.0
Specialty Pharmaceuticals
Goodwill [Roll Forward]
Beginning balance	287.8	312.3
Acquisitions	24.5
Ending balance	312.3	312.3
Global Medical Imaging
Goodwill [Roll Forward]
Beginning balance	219.7	219.7
Acquisitions	0
Ending balance	$ 219.7	$ 219.7